CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary equity, shares outstanding	186,977,448	136,493,663
Holicity Inc.
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Convertible Preferred Stock
Convertible preferred stock par value	$ 0.000001	$ 0.000001	$ 0.000001
Convertible Preferred stock, shares authorized	66,191,660	66,191,660	66,191,660
Convertible Preferred stock, shares issued	65,780,540	65,780,540	65,780,540
Temporary equity, shares outstanding	65,780,540	65,780,540	65,780,540
Series B Convertible Preferred Stock
Convertible preferred stock par value	$ 0.000001	$ 0.000001	$ 0.000001
Convertible Preferred stock, shares authorized	71,288,515	71,288,515	71,288,515
Convertible Preferred stock, shares issued	70,713,123	70,713,123	70,713,123
Temporary equity, shares outstanding	70,713,123	70,713,123	70,713,123
Series C Convertible Preferred Stock
Convertible preferred stock par value	$ 0.000001	$ 0.000001
Convertible Preferred stock, shares authorized	50,490,000	50,490,000
Convertible Preferred stock, shares issued	50,483,785	50,483,785
Temporary equity, shares outstanding	50,483,785	50,483,785
Founders Convertible Preferred Stock
Preferred stock par value	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	18,500,000	18,500,000	18,500,000
Preferred stock, shares issued	10,870,562	18,500,000	18,500,000
Preferred stock, shares outstanding	10,870,562	18,500,000	18,500,000
Common Class A
Common stock par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	322,000,000	265,000,000	265,000,000
Common stock, shares issued	25,328,668	23,578,583	9,194,900
Common stock, shares outstanding	25,328,668	23,578,583	9,194,900
Common Class A | Holicity Inc.
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	6,173,064	4,176,807
Common stock, shares outstanding	6,173,064	4,176,807
Temporary equity, shares outstanding	23,826,936	25,823,193
Subject to possible redemption, per share redemption value	$ 10.00	$ 10.00
Class B Common Stock
Common stock par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	92,500,000	92,500,000	92,500,000
Common stock, shares issued	70,100,000	71,100,000	71,100,000
Common stock, shares outstanding	70,100,000	71,100,000	71,100,000
Class B Common Stock | Holicity Inc.
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,500,000	7,500,000
Common stock, shares outstanding	7,500,000	7,500,000